Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,026	$ 768	$ 1,470
Costs of revenues	1,828	1,553	1,508
Gross loss	(802)	(785)	(38)
Operating expenses:
Research and development, net	34,820	35,091	34,082
Sales and marketing	5,039	5,430	5,194
General and administrative	7,544	8,347	7,571
Total operating expenses	47,403	48,868	46,847
Operating loss	(48,205)	(49,653)	(46,885)
Financial income, net	1,784	336	3,385
Net loss	$ (46,421)	$ (49,317)	$ (43,500)
Basic net loss per ordinary share (in Dollars per share)	$ (0.42)	$ (0.61)	$ (0.6)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	111,382,369	80,949,032	72,021,520
Diluted net loss per ordinary share (in Dollars per share)	$ (0.42)	$ (0.61)	$ (0.61)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	111,382,369	80,949,032	72,053,372